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                        GROUP VARIABLE ANNUITY CONTRACTS
                            SEPARATE ACCOUNT ELEVEN
                              STANDARD (SERIES A)
                        HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-72042

   SUPPLEMENT DATED NOVEMBER 9, 2006 TO THE PROSPECTUS DATED OCTOBER 2, 2006

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              SUPPLEMENT DATED NOVEMBER 9, 2006 TO YOUR PROSPECTUS

SALOMON BROTHERS SMALL CAP GROWTH FUND -- NAME CHANGE

The Board of Directors of the Salomon Brothers Small Cap Growth Fund recently approved changing the name of the fund to "Legg Mason Partners Small Cap Growth Fund."

Effective November 20, 2006, all reference to the Salomon Brothers Small Cap Growth Fund in the prospectus are deleted and replaced with "Legg Mason Partners Small Cap Growth Fund".

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6053